Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Sep. 06, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 06, 2019
Prospectus Date	rr_ProspectusDate	Sep. 06, 2019
All Terrain Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the All Terrain Opportunity Fund (the "Fund") is to seek capital appreciation with positive returns in all market conditions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund. More information about these fees and other discounts is available from your financial professional and in the section titled "Choosing a Share Class" on page 30 of this Prospectus and in "APPENDIX A – Waivers and Discounts Available from Intermediaries and Conversion Policies" of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate of the Fund's predecessor fund, the All Terrain Opportunity Fund, a series of Investment Managers Series Trust II (the "Predecessor Fund"), was 550% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	550.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to participate in gains in the U.S. and foreign markets in all market conditions and will attempt to minimize the impact of market losses during periods of extreme market stress. The Fund will make investments that the Fund's Sub-Advisors (defined below) believe offer a high probability of return, or, alternatively, a high degree of safety during uncertain market conditions. These investments include domestic and foreign equity securities of companies with market capitalizations over $200 million, and fixed income securities of domestic and foreign issuers (including emerging market companies) of any credit quality (including junk bonds) and duration, including U.S. Treasury securities, corporate bonds and other fixed income securities. The Fund may be long or short in these securities by taking positions in individual securities, individual stock options, index options, financial futures, exchange-traded funds ("ETFs"), inverse ETFs, currencies, or other investment companies. Fixed income investments, other than U.S. Treasury securities, will generally be made through ETFs or other registered investment companies. The Fund may, from time to time, invest a significant portion of its assets in a single ETF or other registered investment company. The Fund may invest up to 50% of its assets in short sales or one or more inverse ETFs for hedging purposes during adverse market conditions, and for tactical purposes when the Fund's Sub-Advisors believe a particular sector is likely to underperform.

The Fund's sub-advisors, Castle Financial & Retirement Planning Associates, Inc. ("Castle Financial") and Foothill Capital Management, LLC ("FCM") (together, the "Sub-Advisors"), construct the Fund's portfolio. The Sub-Advisors work collaboratively to make investment decisions for the Fund, although each Sub-Advisor may make an investment decision independently when necessary if the other Sub-Advisor is not available. The Sub-Advisors will tactically allocate the Fund's assets among securities using both fundamental and technical analysis to evaluate the relative strengths of and trends in the Fund's potential portfolio investments. Generally, Castle Financial provides fundamental analysis and FCM provides technical analysis. Castle Financial uses a fundamental methodology to screen for securities for the portfolio focusing on the overall earning potential of a company issuing stock, which may include analysis of financial statements, management, competitors, intangible values and product markets, among other factors. FCM uses a quantitative methodology to screen for securities for the portfolio focusing on financial valuation metrics such as ratios of price to free cash flow, price to operating income, earnings before interest and tax ("EBIT") to enterprise value, and other financial metrics. FCM also evaluates potential securities using technical analysis including momentum, trading volumes, option flows, seasonality and proprietary technical indicators. The Sub-Advisors may from time to time focus on companies involved in corporate events such as spin-offs, share buybacks and public records of securities purchases and sales by corporate directors and officers.

The Fund has no set holding period for any security and actively trades its portfolio investments, which may result in a high portfolio turnover rate. Securities are sold (or purchased back in the case of securities sold short) when they no longer meet the Sub-Advisors' target risk return profile or if the Fund requires cash to meet redemption requests. The Sub-Advisors attempt to control risk through various techniques including scaling in or out of positions, using position limits and using stop orders.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Underlying Fund Risk. Other registered investment companies including mutual funds, ETFs and closed-end funds ("Underlying Funds") in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the Sub-Advisors expect the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Inverse ETF Risk. Inverse ETFs are ETFs that are constructed by using various derivatives for the purpose of profiting from a decline in the value of an underlying benchmark. Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. An inverse ETF is designed to lose value as the underlying benchmark increases in value, a result that is opposite from traditional mutual funds, and shareholders of inverse ETFs will lose money when the value of the underlying benchmark rises. Successful use of inverse ETFs requires that the Sub-Advisors correctly predict short term market movements. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed. Due to volatility and the effects of compounding, inverse ETFs can lose money even if the level of the underlying benchmark falls. Inverse ETFs may also employ leverage so that their returns are multiple times the opposite of the underlying benchmarks.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer's credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Credit Risk. If an issuer or guarantor of a debt security held directly or indirectly by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund's portfolio will typically decline.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Event-Driven Risk. The Sub-Advisors' evaluation of the outcome of a proposed corporate event, whether it be a merger, reorganization, regulatory issue or other event, may prove incorrect and the Fund's return on the investment may be negative. Even if the Sub-Advisors' judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money or fail to achieve a desired rate of return.

Futures Risk. The Fund's use of futures contracts (and related options) expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

High Yield ("Junk") Bond Risk. High yield bonds are debt securities rated below investment grade (often called "junk bonds"). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund's income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund's investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund's Sub-Advisors about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund's performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Portfolio Turnover Risk. Active and frequent trading of the Fund's portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund's performance. A high rate of portfolio turnover is 100% or more.

Short Sales Risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund's portfolio.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk is inherent in all investing and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Institutional Class Shares and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. Updated performance information is available at the Fund's website, www.libertystreetfunds.com, or by calling the Fund at 1-800-207-7108.

The Fund will commence operations and acquire the assets and liabilities of the Predecessor Fund, a series of Investment Managers Series Trust II, on October 24, 2019. As a result of the acquisition, the Fund will be the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below reflect the performance of the Predecessor Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Institutional Class Shares and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-207-7108
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.libertystreetfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) – Institutional Class Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Year-to-date return is 5.28% as of June 30, 2019.

Institutional Class Shares
Highest Calendar Quarter Return at NAV	2.87%	Quarter Ended 09/30/2018
Lowest Calendar Quarter Return at NAV	(3.18)%	Quarter Ended 12/31/2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for Periods Ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.
All Terrain Opportunity Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TERAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%	[1]
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Wire fee	imst_WireFee	$ 20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.40%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.10%
All other expenses	rr_Component2OtherExpensesOverAssets	0.44%
Other expenses	rr_OtherExpensesOverAssets	0.54%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.64%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.30%	[4]
One Year	rr_ExpenseExampleYear01	$ 795
Three Years	rr_ExpenseExampleYear03	1,286
Five Years	rr_ExpenseExampleYear05	1,836
Ten Years	rr_ExpenseExampleYear10	$ 3,329
All Terrain Opportunity Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TERCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Wire fee	imst_WireFee	$ 20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.40%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.10%
All other expenses	rr_Component2OtherExpensesOverAssets	0.44%
Other expenses	rr_OtherExpensesOverAssets	0.54%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.39%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	3.05%	[4]
One Year	rr_ExpenseExampleYear01	$ 410
Three Years	rr_ExpenseExampleYear03	977
Five Years	rr_ExpenseExampleYear05	1,705
Ten Years	rr_ExpenseExampleYear10	3,629
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	308
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	977
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,705
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,629
All Terrain Opportunity Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TERIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire fee	imst_WireFee	$ 20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.40%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.10%
All other expenses	rr_Component2OtherExpensesOverAssets	0.44%
Other expenses	rr_OtherExpensesOverAssets	0.54%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.39%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.05%	[4]
One Year	rr_ExpenseExampleYear01	$ 208
Three Years	rr_ExpenseExampleYear03	679
Five Years	rr_ExpenseExampleYear05	1,212
Ten Years	rr_ExpenseExampleYear10	$ 2,673
Annual Return 2015	rr_AnnualReturn2015	(2.51%)
Annual Return 2016	rr_AnnualReturn2016	3.63%
Annual Return 2017	rr_AnnualReturn2017	8.83%
Annual Return 2018	rr_AnnualReturn2018	0.39%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.18%)
1 Year	rr_AverageAnnualReturnYear01	0.39%
Since Inception	rr_AverageAnnualReturnSinceInception	1.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2014
All Terrain Opportunity Fund | After Taxes on Distributions | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.28%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2014	[5]
All Terrain Opportunity Fund | After Taxes on Distributions and Sales | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.72%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.64%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2014	[5]
All Terrain Opportunity Fund | HFRX Global Hedge Fund Index (Reflects No Deductions for Fees, Expenses or Taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.65%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2014

[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of purchase.
[3]	Other expenses have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[4]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses of short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.85%, 2.60%, and 1.60% of the average daily net assets of the Class A Shares, Class C Shares, and Institutional Class Shares, respectively. This agreement is in effect until October 31, 2021, and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After?tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares. Prior to September 16, 2016, Institutional Class Shares were subject to a 5.75% sales charge which is not reflected in the total return figures.